Revenues, Net	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues, Net
13.	Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters).

The following table presents the Company’s revenue disaggregated by revenue source for the six-month periods ended June 30, 2019 and 2020:

	June 30, 2019	June 30, 2020
Revenues derived from spot charters, net	$4,397	$4,458
Revenues derived from time charters, net	8,783	7,666
Revenues, net	$13,180	$12,124

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2020 and December 31, 2019:

	December 31, 2019	June 30, 2020
Accounts receivable trade from spot charters	$743	$345
Accounts receivable trade from time charters	500	118
Total	$1,243	$463

As of December 31, 2019 and June 30, 2020, the deferred revenue of $1,415 and $27, respectively, reported under Hire / freight collected in advance in the Unaudited Consolidated Balance Sheets, related solely to time charter and to spot revenues, respectively.